Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 77.18%
Communications: 13.05%
Advertising: 1.69%
Clear Channel Outdoor Holdings, Inc.144A	7.50%	6-1-2029	$1,060,000	$835,461
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	955,000	964,550
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	1,410,000	1,210,781
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	775,000	730,751
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	1,050,000	1,076,775
				4,818,318
Internet: 3.29%
Arches Buyer, Inc.144A	4.25	6-1-2028	725,000	631,685
Arches Buyer, Inc.144A	6.13	12-1-2028	1,830,000	1,566,938
Cablevision Lightpath LLC144A	3.88	9-15-2027	860,000	728,717
Cablevision Lightpath LLC144A	5.63	9-15-2028	800,000	598,096
Match Group Holdings II LLC144A	5.63	2-15-2029	3,635,000	3,425,987
Uber Technologies, Inc.144A	4.50	8-15-2029	1,500,000	1,380,125
Uber Technologies, Inc.144A	8.00	11-1-2026	995,000	1,011,391
				9,342,939
Media: 7.88%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	4,375,000	3,412,803
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	3,000,000	2,574,038
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	975,000	913,652
CSC Holdings LLC144A	5.75	1-15-2030	2,250,000	1,271,250
CSC Holdings LLC144A	11.25	5-15-2028	995,000	993,252
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.144A	5.88	8-15-2027	625,000	562,401
DISH Network Corp.144A	11.75	11-15-2027	900,000	893,365
Gray Escrow II, Inc.144A	5.38	11-15-2031	3,970,000	2,830,230
Nexstar Media, Inc.144A	5.63	7-15-2027	905,000	856,872
Scripps Escrow II, Inc.144A	5.38	1-15-2031	1,625,000	1,113,125
Scripps Escrow, Inc.144A	5.88	7-15-2027	2,630,000	2,215,775
Sirius XM Radio, Inc.144A	4.13	7-1-2030	2,660,000	2,244,375
Townsquare Media, Inc.144A	6.88	2-1-2026	2,595,000	2,501,321
				22,382,459
Telecommunications: 0.19%
CommScope, Inc.144A	6.00	3-1-2026	630,000	540,225
Consumer, cyclical: 13.82%
Airlines: 0.74%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	1,920,000	1,527,333
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	795,000	583,407
				2,110,740
Apparel: 0.94%
Crocs, Inc.144A	4.13	8-15-2031	605,000	494,587
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 1

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Apparel(continued)
Crocs, Inc.144A	4.25%	3-15-2029	$1,700,000	$1,487,500
Hanesbrands, Inc.144A	4.88	5-15-2026	725,000	683,160
				2,665,247
Auto manufacturers: 0.33%
Ford Motor Co.	4.75	1-15-2043	1,200,000	927,025
Distribution/wholesale: 0.65%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	1,860,000	1,850,043
Entertainment: 3.11%
CCM Merger, Inc.144A	6.38	5-1-2026	4,055,000	3,893,168
Churchill Downs, Inc.144A	4.75	1-15-2028	1,655,000	1,538,631
Churchill Downs, Inc.144A	6.75	5-1-2031	320,000	314,429
Cinemark USA, Inc.144A	5.25	7-15-2028	805,000	724,581
Cinemark USA, Inc.144A	8.75	5-1-2025	1,179,000	1,187,842
Live Nation Entertainment, Inc.144A	3.75	1-15-2028	575,000	520,088
Live Nation Entertainment, Inc.144A	5.63	3-15-2026	670,000	651,819
				8,830,558
Home builders: 0.51%
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	365,000	336,713
Tri Pointe Homes, Inc.	5.70	6-15-2028	1,180,000	1,121,159
				1,457,872
Housewares: 0.51%
Newell Brands, Inc.	5.20	4-1-2026	1,500,000	1,448,022
Leisure time: 1.94%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	2,275,000	2,473,836
NCL Corp. Ltd.144A	5.88	3-15-2026	1,305,000	1,236,487
NCL Corp. Ltd.144A	5.88	2-15-2027	680,000	658,318
NCL Corp. Ltd.144A	7.75	2-15-2029	830,000	786,234
NCL Corp. Ltd.144A	8.13	1-15-2029	335,000	341,118
				5,495,993
Retail: 5.09%
Bath & Body Works, Inc.144A	6.63	10-1-2030	1,070,000	1,059,077
Dave & Buster’s, Inc.144A	7.63	11-1-2025	535,000	536,484
FirstCash, Inc.144A	4.63	9-1-2028	1,410,000	1,291,361
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	2,430,000	2,276,499
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	1,610,000	1,513,239
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	1,530,000	1,372,112
Michaels Cos., Inc.144A	7.88	5-1-2029	1,625,000	923,780
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	1,805,000	1,690,810
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	1,410,000	1,289,455
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	1,510,000	1,423,417
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	1,040,000	1,092,047
				14,468,281
See accompanying notes to portfolio of investments
2 | Allspring High Yield Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 10.25%
Commercial services: 5.47%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00%	6-1-2029	$2,205,000	$1,678,689
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	1,000,000	971,683
CoreCivic, Inc.	8.25	4-15-2026	4,175,000	4,258,103
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	2,235,000	1,730,605
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	2,230,000	1,031,375
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	1,100,000	1,056,294
Sabre Global, Inc.144A	8.63	6-1-2027	348,000	290,562
Sabre Global, Inc.144A	11.25	12-15-2027	2,890,000	2,618,563
Upbound Group, Inc.144A	6.38	2-15-2029	2,095,000	1,907,686
				15,543,560
Food: 0.98%
B&G Foods, Inc.	5.25	9-15-2027	530,000	461,642
B&G Foods, Inc.144A	8.00	9-15-2028	2,260,000	2,309,729
				2,771,371
Healthcare-services: 3.80%
Catalent Pharma Solutions, Inc.144A	5.00	7-15-2027	1,535,000	1,449,374
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	1,055,000	830,300
CHS/Community Health Systems, Inc.144A	8.00	3-15-2026	765,000	736,513
IQVIA, Inc.144A	6.50	5-15-2030	1,260,000	1,270,647
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	830,000	699,178
Select Medical Corp.144A	6.25	8-15-2026	1,775,000	1,762,216
Star Parent, Inc.144A	9.00	10-1-2030	1,515,000	1,573,417
Tenet Healthcare Corp.144A	6.75	5-15-2031	2,485,000	2,487,790
				10,809,435
Energy: 15.27%
Energy-alternate sources: 2.08%
Enviva Partners LP/Enviva Partners Finance Corp.144A	6.50	1-15-2026	4,565,000	2,293,912
TerraForm Power Operating LLC144A	5.00	1-31-2028	3,830,000	3,628,925
				5,922,837
Oil & gas: 4.41%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	2,270,000	2,281,350
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	3,080,000	3,001,437
Hilcorp Energy I LP/Hilcorp Finance Co.144A	5.75	2-1-2029	1,175,000	1,104,312
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	4-15-2030	350,000	326,481
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	1,230,000	1,196,747
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	350,000	323,261
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	100,000	103,007
Nabors Industries Ltd.144A	7.50	1-15-2028	1,185,000	1,048,725
Nabors Industries, Inc.144A	7.38	5-15-2027	1,465,000	1,416,464
Nabors Industries, Inc.144A	9.13	1-31-2030	100,000	100,260
Southwestern Energy Co.	4.75	2-1-2032	1,825,000	1,627,641
				12,529,685
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 3

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas services: 1.72%
Bristow Group, Inc.144A	6.88%	3-1-2028	$2,750,000	$2,619,128
Oceaneering International, Inc.	6.00	2-1-2028	1,875,000	1,817,962
Oceaneering International, Inc.144A	6.00	2-1-2028	450,000	436,311
				4,873,401
Pipelines: 7.06%
Buckeye Partners LP144A	4.50	3-1-2028	1,025,000	935,206
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	2,075,000	1,919,241
DT Midstream, Inc.144A	4.38	6-15-2031	1,245,000	1,092,457
EnLink Midstream LLC144A	6.50	9-1-2030	1,855,000	1,867,051
EnLink Midstream Partners LP	5.60	4-1-2044	1,145,000	975,676
Harvest Midstream I LP144A	7.50	9-1-2028	1,000,000	985,386
Hess Midstream Operations LP144A	5.50	10-15-2030	530,000	500,177
Kinetik Holdings LP144A	5.88	6-15-2030	1,615,000	1,538,429
Rockies Express Pipeline LLC144A	4.95	7-15-2029	415,000	383,064
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,880,000	1,713,721
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	3,155,000	2,848,730
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	9-1-2031	155,000	138,981
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	2,215,000	2,173,729
Venture Global LNG, Inc.144A	8.38	6-1-2031	2,015,000	1,985,437
Venture Global LNG, Inc.144A	9.88	2-1-2032	975,000	999,221
				20,056,506
Financial: 9.82%
Diversified financial services: 4.39%
Enact Holdings, Inc.144A	6.50	8-15-2025	2,755,000	2,721,221
Nationstar Mortgage Holdings, Inc.144A	5.00	2-1-2026	1,400,000	1,334,853
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	1,010,000	974,650
Navient Corp.	5.00	3-15-2027	825,000	769,203
Navient Corp.	5.88	10-25-2024	350,000	346,827
Navient Corp.	11.50	3-15-2031	100,000	107,540
OneMain Finance Corp.	5.38	11-15-2029	935,000	841,539
OneMain Finance Corp.	7.13	3-15-2026	575,000	579,807
Oppenheimer Holdings, Inc.	5.50	10-1-2025	825,000	794,063
PRA Group, Inc.144A	5.00	10-1-2029	2,730,000	2,061,582
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.144A	4.00	10-15-2033	765,000	618,525
United Wholesale Mortgage LLC144A	5.50	11-15-2025	585,000	568,722
United Wholesale Mortgage LLC144A	5.50	4-15-2029	850,000	760,465
				12,478,997
Insurance: 2.29%
AmWINS Group, Inc.144A	4.88	6-30-2029	1,905,000	1,714,545
AssuredPartners, Inc.144A	5.63	1-15-2029	1,645,000	1,470,334
BroadStreet Partners, Inc.144A	5.88	4-15-2029	2,840,000	2,581,562
HUB International Ltd.144A	5.63	12-1-2029	585,000	530,458
HUB International Ltd.144A	7.25	6-15-2030	205,000	209,522
				6,506,421
See accompanying notes to portfolio of investments
4 | Allspring High Yield Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS: 3.14%
HAT Holdings I LLC/HAT Holdings II LLC144A	6.00%	4-15-2025	$395,000	$389,387
Iron Mountain, Inc.144A	4.50	2-15-2031	3,385,000	2,929,644
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.25	2-1-2027	2,250,000	2,076,035
Service Properties Trust	5.25	2-15-2026	50,000	47,000
Service Properties Trust144A	8.63	11-15-2031	1,325,000	1,358,833
Starwood Property Trust, Inc.144A	4.38	1-15-2027	1,495,000	1,367,925
Starwood Property Trust, Inc.	4.75	3-15-2025	760,000	748,099
				8,916,923
Industrial: 7.97%
Aerospace/defense: 1.27%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	1,185,000	1,281,329
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	1,555,000	1,637,507
TransDigm, Inc.	7.50	3-15-2027	700,000	700,244
				3,619,080
Building materials: 1.47%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	2,640,000	2,603,700
Emerald Debt Merger Sub LLC144A	6.63	12-15-2030	1,580,000	1,576,050
				4,179,750
Hand/machine tools: 1.32%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	1,540,000	1,579,639
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	2,624,504	2,153,123
				3,732,762
Machinery-diversified: 1.08%
Chart Industries, Inc.144A	7.50	1-1-2030	315,000	321,271
Chart Industries, Inc.144A	9.50	1-1-2031	525,000	560,360
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	2,300,000	2,185,204
				3,066,835
Packaging & containers: 1.94%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	4.00	9-1-2029	910,000	723,142
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	1,050,000	1,019,025
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	2,095,000	1,879,916
Mauser Packaging Solutions Holding Co.144A	7.88	8-15-2026	490,000	486,757
Owens-Brockway Glass Container, Inc.144A	7.25	5-15-2031	1,035,000	1,027,248
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	365,000	373,650
				5,509,738
Trucking & leasing: 0.89%
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	1,805,000	1,695,049
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	830,000	824,434
				2,519,483
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 5

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 2.88%
Computers: 1.48%
McAfee Corp.144A	7.38%	2-15-2030	$670,000	$578,779
Seagate HDD Cayman	4.13	1-15-2031	1,468,000	1,257,067
Seagate HDD Cayman144A	8.25	12-15-2029	210,000	223,027
Seagate HDD Cayman144A	8.50	7-15-2031	1,340,000	1,431,967
Western Digital Corp.	4.75	2-15-2026	740,000	713,927
				4,204,767
Software: 1.40%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	955,000	827,797
Cloud Software Group, Inc.144A	6.50	3-31-2029	1,025,000	943,901
Cloud Software Group, Inc.144A	9.00	9-30-2029	1,230,000	1,106,952
SS&C Technologies, Inc.144A	5.50	9-30-2027	1,125,000	1,088,730
				3,967,380
Utilities: 4.12%
Electric: 4.12%
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	795,000	733,953
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025	1,099,670	1,098,130
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	3,250,000	2,980,412
PG&E Corp.	5.25	7-1-2030	3,285,000	3,085,815
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	1,895,000	1,800,250
Vistra Operations Co. LLC144A	5.63	2-15-2027	1,000,000	972,711
Vistra Operations Co. LLC144A	7.75	10-15-2031	1,005,000	1,028,551
				11,699,822
Total corporate bonds and notes (Cost $232,226,965)				219,246,475
Loans: 7.34%
Communications: 0.59%
Advertising: 0.20%
Clear Channel Outdoor Holdings, Inc. (U.S. SOFR 3 Month+3.50%)±	9.14	8-21-2026	578,985	567,405
Media: 0.39%
CSC Holdings LLC (1 Month LIBOR+2.25%)±	7.69	7-17-2025	710,000	692,782
Hubbard Radio LLC (1 Month LIBOR+4.25%)±	9.71	3-28-2025	534,982	430,661
				1,123,443
Consumer, cyclical: 1.06%
Airlines: 0.71%
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.80	6-21-2027	1,050,000	1,081,101
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.17	10-20-2027	914,947	934,051
				2,015,152
Leisure time: 0.19%
Carnival Corp. (U.S. SOFR 1 Month+3.00%)±	8.32	8-8-2027	553,613	549,920
Retail: 0.16%
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	9.20	2-11-2028	445,000	437,769
See accompanying notes to portfolio of investments
6 | Allspring High Yield Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 2.24%
Commercial services: 2.24%
Geo Group, Inc. (U.S. SOFR 1 Month+7.13%)±	12.47%	3-23-2027	$4,250,923	$4,316,005
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+4.25%)±	9.90	9-1-2028	820,000	776,540
PECF USS Intermediate Holding III Corp. (U.S. SOFR 1 Month+4.25%)±	9.71	12-15-2028	384,023	272,295
Sotheby’s (U.S. SOFR 3 Month+4.50%)±	10.16	1-15-2027	1,022,385	993,308
				6,358,148
Energy: 1.94%
Pipelines: 1.94%
AL NGPL Holdings LLC (U.S. SOFR 1 Month+3.50%)±	8.83	4-13-2028	445,000	444,582
GIP II Blue Holding LP (U.S. SOFR 1 Month+4.50%)±	9.96	9-29-2028	915,316	916,204
GIP III Stetson I LP (U.S. SOFR 1 Month+4.25%)±	9.70	10-31-2028	3,165,250	3,154,710
M6 ETX Holdings II Midco LLC (U.S. SOFR 1 Month+4.50%)±	9.94	9-19-2029	999,400	997,461
				5,512,957
Financial: 1.51%
Diversified financial services: 0.24%
Resolute Investment Managers, Inc. (3 Month LIBOR+4.25%)±	9.79	4-30-2024	1,052,885	667,266
Insurance: 1.27%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.71	12-23-2026	2,603,715	2,565,649
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.71	1-31-2028	370,000	331,283
HUB International Ltd. (U.S. SOFR 3 Month+4.25%)±	9.66	6-20-2030	720,000	722,671
				3,619,603
Total loans (Cost $20,983,360)				20,851,663
Yankee corporate bonds and notes: 12.08%
Communications: 0.52%
Telecommunications: 0.52%
Altice France SA144A	8.13	2-1-2027	1,710,000	1,470,892
Consumer, cyclical: 5.10%
Airlines: 1.25%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	2,475,000	2,629,688
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	1,110,000	920,791
				3,550,479
Entertainment: 0.42%
Banijay Entertainment SASU144A	8.13	5-1-2029	1,175,000	1,184,773
Leisure time: 3.43%
Carnival Corp.144A	4.00	8-1-2028	1,175,000	1,064,391
Carnival Corp.144A	6.00	5-1-2029	1,925,000	1,771,013
Carnival Corp.144A	7.00	8-15-2029	405,000	412,921
Carnival Corp.144A	7.63	3-1-2026	560,000	563,092
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	200,000	192,422
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	2,655,000	2,536,371
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 7

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time(continued)
Royal Caribbean Cruises Ltd.144A	9.25%	1-15-2029	$905,000	$963,082
Royal Caribbean Cruises Ltd.144A	11.63	8-15-2027	2,075,000	2,250,439
				9,753,731
Consumer, non-cyclical: 0.71%
Pharmaceuticals: 0.71%
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	950,000	953,182
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	1,000,000	1,054,928
				2,008,110
Energy: 1.30%
Oil & gas: 0.47%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	1,320,000	1,336,500
Pipelines: 0.83%
Northriver Midstream Finance LP144A	5.63	2-15-2026	2,420,000	2,353,450
Financial: 1.34%
Diversified financial services: 1.34%
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	2,485,000	2,286,758
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	1,495,000	1,532,674
				3,819,432
Industrial: 2.40%
Aerospace/defense: 0.71%
Bombardier, Inc.144A	7.13	6-15-2026	1,028,000	1,027,913
Bombardier, Inc.144A	8.75	11-15-2030	975,000	998,205
				2,026,118
Electronics: 1.00%
Sensata Technologies BV144A	4.00	4-15-2029	2,020,000	1,812,982
Sensata Technologies BV144A	5.88	9-1-2030	1,060,000	1,017,216
				2,830,198
Trucking & leasing: 0.69%
Fly Leasing Ltd.144A	7.00	10-15-2024	2,130,000	1,969,142
Utilities: 0.71%
Electric: 0.71%
Drax Finco PLC144A	6.63	11-1-2025	2,030,000	2,005,843
Total yankee corporate bonds and notes (Cost $34,878,547)				34,308,668
See accompanying notes to portfolio of investments
8 | Allspring High Yield Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.96%
Investment companies: 2.96%
Allspring Government Money Market Fund Select Class♠∞		5.29%	8,390,799	$8,390,799
Total short-term investments (Cost $8,390,799)				8,390,799
Total investments in securities (Cost $296,479,671)	99.56%			282,797,605
Other assets and liabilities, net	0.44			1,258,791
Total net assets	100.00%			$284,056,396

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,217,123	$30,160,492	$(23,986,816)	$0	$0	$8,390,799	8,390,799	$57,312
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 9

Notes to portfolio of investments—November 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$219,246,475	$0	$219,246,475
Loans	0	20,851,663	0	20,851,663
Yankee corporate bonds and notes	0	34,308,668	0	34,308,668
Short-term investments
Investment companies	8,390,799	0	0	8,390,799
Total assets	$8,390,799	$274,406,806	$0	$282,797,605
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Fund did not have any transfers into/out of Level 3.
10 | Allspring High Yield Bond Fund